Shareholders' Equity (Tables)	6 Months Ended
Mar. 31, 2025
Shareholders' Equity [Abstract]
Schedule of Major Assumptions Used in the Discounted Cash Flow Method Approach	The major assumptions used in the discounted cash flow method approach are as follows:
	October 28, 2024	March 31, 2025
Risk-free interest rate	4.09%	3.89%
Expected life	3.0	2.6
Share price	$3.52	$2.8
Volatility	78%	73%